Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 2.6%
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month Term SOFR + 1.31%, 6.62% (A), 07/15/2030 (B)	$ 78,672	$ 78,516
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month Term SOFR + 1.21%,
6.55% (A), 05/15/2036 (B)	200,000	198,183
Series 2022-FL1, Class A,
1-Month SOFR Average + 1.45%,
6.76% (A), 01/15/2037 (B)	200,000	197,750
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 02/22/2028 (B)	400,000	392,801
Series 2023-5A, Class A,
5.78%, 04/20/2028 (B)	200,000	198,040
BDS LLC
Series 2022-FL11, Class ATS,
1-Month Term SOFR + 1.80%, 7.13% (A), 03/19/2039 (B)	200,000	199,038
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month Term SOFR + 1.39%, 6.80% (A), 06/15/2031 (B)	286,107	285,092
BMW Canada Auto Trust
Series 2023-1A, Class A1,
5.43%, 01/20/2026 (B)	CAD 156,120	114,563
Citizens Auto Receivables Trust
Series 2023-1, Class A4,
5.78%, 10/15/2030 (B)	$ 400,000	399,667
DLLMT LLC
Series 2023-1A, Class A2,
5.78%, 11/20/2025 (B)	100,000	99,521
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2,
6.11%, 09/15/2025	400,000	399,996
Ford Credit Auto Owner Trust
Series 2023-A,
1-Month SOFR Average + 0.72%, 6.03% (A), 03/15/2026	292,342	292,759
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.85%, 7.17% (A), 02/23/2039 (B)	300,000	291,073
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month Term SOFR + 1.18%, 6.50% (A), 06/25/2035	128,820	121,588
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2B,
1-Month SOFR Average + 0.82%, 6.13% (A), 10/20/2025	200,000	200,353
Kubota Credit Owner Trust
Series 2023-1A, Class A2,
5.40%, 02/17/2026 (B)	300,000	298,414
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month Term SOFR + 1.28%, 6.62% (A), 06/15/2039 (B)	200,000	195,651

	Principal	Value
ASSET-BACKED SECURITIES (continued)
LoanCore Issuer Ltd.
Series 2022-CRE7, Class A,
1-Month SOFR Average + 1.55%, 6.86% (A), 01/17/2037 (B)	$ 300,000	$ 296,070
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3,
4.28%, 02/01/2036	200,000	181,796
Man GLG Euro CLO VI DAC
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 4.47% (A), 10/15/2032 (B)	EUR 299,569	311,302
MASTR Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month Term SOFR + 0.94%, 6.26% (A), 10/25/2034	$ 96,081	90,704
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month Term SOFR + 1.04%, 6.36% (A), 07/25/2035	76,377	73,209
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month SOFR Average + 0.81%, 6.13% (A), 12/26/2031 (B)	4,913	4,913
Octane Receivables Trust
Series 2023-2A, Class A1,
5.68%, 05/20/2024 (B)	40,674	40,668
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month SOFR Average + 1.06%, 6.38% (A), 11/25/2065 (B)	75,677	75,677
RAMP Trust
Series 2005-RS6, Class M4,
1-Month Term SOFR + 1.09%, 6.41% (A), 06/25/2035	187	187
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month Term SOFR + 1.29%, 6.64% (A), 10/23/2030 (B)	229,423	228,643
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2,
5.87%, 03/16/2026	177,158	177,064
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month Term SOFR + 1.56%, 6.90% (A), 02/17/2032 (B)	74,267	74,286
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR Average + 1.35%, 6.66% (A), 11/15/2038 (B)	300,000	293,460
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.65%, 6.96% (A), 02/15/2039 (B)	300,000	294,035
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month Term SOFR + 1.21%, 6.61% (A), 06/20/2029 (B)	68,092	67,989
VMC Finance LLC
Series 2022-FL5, Class A,
1-Month SOFR Average + 1.90%, 7.21% (A), 02/18/2039 (B)	250,000	244,778

Total Asset-Backed Securities (Cost $6,535,238)		6,417,786

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 12.8%
Aerospace & Defense - 0.1%
Boeing Co.
3.60%, 05/01/2034	$ 100,000	$ 80,896
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	93,218

		174,114

Automobiles - 0.2%
Hyundai Capital America
6.48% (A), 08/04/2025 (B)	300,000	300,105
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	89,394
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	200,000	182,583

		572,082

Banks - 4.0%
Bank Leumi Le-Israel BM
5.13%, 07/27/2027 (C)	200,000	194,194
Bank of America Corp.
Fixed until 09/15/2026, 5.93% (A), 09/15/2027	200,000	198,803
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	298,878
Barclays PLC
Fixed until 08/09/2025, 5.30% (A), 08/09/2026	400,000	391,785
Fixed until 11/02/2027, 7.39% (A), 11/02/2028	200,000	205,220
CaixaBank SA
Fixed until 09/13/2026, 6.68% (A), 09/13/2027 (B)	200,000	199,939
Citigroup, Inc.
4.40%, 06/10/2025	750,000	727,799
Danske Bank AS
Fixed until 09/22/2025, 6.26% (A), 09/22/2026 (B)	200,000	200,018
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (C)	EUR 100,000	83,709
Goldman Sachs Group, Inc.
3-Month Term SOFR + 2.01%, 7.38% (A), 10/28/2027	$ 300,000	307,579
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	215,484
Fixed until 08/11/2032, 5.40% (A), 08/11/2033	$300,000	276,521
Fixed until 11/03/2027, 7.39% (A), 11/03/2028	200,000	206,932
ING Groep NV
6.88% (A), 09/11/2027	200,000	200,612
Intesa Sanpaolo SpA
6.63%, 06/20/2033 (B)	200,000	187,995
Israel Discount Bank Ltd.
5.38%, 01/26/2028 (C)	200,000	193,896
JPMorgan Chase & Co.
Fixed until 06/01/2033, 5.35% (A), 06/01/2034	300,000	284,746
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032 (B)	200,000	181,720
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	186,331
4.55%, 08/16/2028	600,000	558,713

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	$ 200,000	$ 176,531
Fixed until 07/06/2028, 5.78% (A), 07/06/2029	200,000	197,367
Morgan Stanley
Fixed until 07/21/2033, 5.42% (A), 07/21/2034	200,000	188,716
NatWest Group PLC
Fixed until 05/22/2027, 3.07% (A), 05/22/2028	200,000	178,420
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	281,252
Santander Holdings USA, Inc.
3.45%, 06/02/2025	400,000	380,447
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	154,397
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	178,565
Standard Chartered PLC
Fixed until 11/16/2027, 7.77% (A), 11/16/2028 (B)	200,000	209,603
Stichting AK Rabobank Certificaten
6.50 (D), 12/29/2049 (C) (E)	EUR 210,100	204,366
Sumitomo Mitsui Financial Group, Inc. 5.85%, 07/13/2030	$200,000	197,478
SVB Financial Group
4.35%, 04/29/2028 (F)	200,000	128,380
Swedbank AB
6.14%, 09/12/2026 (B)	200,000	199,184
UBS Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	279,036
4.28%, 01/09/2028 (B)	300,000	276,079
Fixed until 08/05/2026, 4.70% (A), 08/05/2027 (B)	400,000	383,592
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	320,648
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	185,766
Fixed until 07/25/2033, 5.56% (A), 07/25/2034	200,000	189,318

		9,610,019

Beverages - 0.0% (G)
Bacardi Ltd.
4.70%, 05/15/2028 (B)	100,000	95,187

Biotechnology - 0.2%
Amgen, Inc.
4.20%, 02/22/2052	200,000	149,608
4.40%, 05/01/2045	200,000	158,360
Illumina, Inc.
2.55%, 03/23/2031	100,000	77,668

		385,636

Capital Markets - 0.5%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	194,305
Brighthouse Holdings LLC
6.50% (D), 07/27/2037 (B) (E)	100,000	85,000

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Brookfield Finance, Inc.
3.90%, 01/25/2028	$ 700,000	$ 644,818
Nomura Holdings, Inc.
2.33%, 01/22/2027	400,000	352,010

		1,276,133

Chemicals - 0.1%
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	297,045

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	155,355

Containers & Packaging - 0.1%
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	191,444

Distributors - 0.1%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	254,346

Diversified REITs - 0.2%
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/2026	60,000	58,177
Goodman US Finance Five LLC
4.63%, 05/04/2032 (B)	200,000	175,616
VICI Properties LP
4.38%, 05/15/2025	200,000	193,321

		427,114

Diversified Telecommunication Services - 0.0% (G)
Bell Telephone Co. of Canada or Bell Canada
4.30%, 07/29/2049	100,000	74,889

Electric Utilities - 2.1%
AEP Texas, Inc.
5.25%, 05/15/2052	100,000	85,586
Alabama Power Co.
4.15%, 08/15/2044	200,000	153,639
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	53,929
Black Hills Corp.
6.15%, 05/15/2034	100,000	97,364
Consolidated Edison Co. of New York, Inc.
6.15%, 11/15/2052	100,000	100,518
Constellation Energy Generation LLC
5.80%, 03/01/2033	200,000	195,075
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	134,344
Duke Energy Progress LLC
5.25%, 03/15/2033	100,000	96,916
Electricite de France SA
6.25%, 05/23/2033 (B)	200,000	200,265
ENEL Finance International NV
4.63%, 06/15/2027 (B)	200,000	190,679
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	621,475
Eversource Energy
5.45%, 03/01/2028	100,000	98,876
Florida Power & Light Co.
4.40%, 05/15/2028	100,000	96,436
Georgia Power Co.
4.30%, 03/15/2042	100,000	79,930
4.70%, 05/15/2032	200,000	185,468

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	$ 200,000	$ 154,230
NextEra Energy Capital Holdings, Inc.
5.05%, 02/28/2033	100,000	93,341
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	73,644
Northern States Power Co.
4.50%, 06/01/2052	100,000	81,179
Pacific Gas & Electric Co.
3.45%, 07/01/2025	250,000	237,173
3.50%, 06/15/2025	110,000	104,519
3.75%, 07/01/2028 - 08/15/2042	450,000	350,117
PacifiCorp
5.50%, 05/15/2054	100,000	84,833
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	356,583
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	77,214
Southern California Edison Co.
3.90%, 03/15/2043	100,000	73,042
4.00%, 04/01/2047	300,000	216,729
4.65%, 10/01/2043	300,000	243,110
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	382,816
WEC Energy Group, Inc.
5.60%, 09/12/2026	100,000	100,000

		5,019,030

Financial Services - 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/2024	150,000	145,690
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	196,630
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	66,697
2.88%, 02/15/2025 (B)	100,000	94,416
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	192,422
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	28,000	27,860
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	100,000	95,067

		818,782

Gas Utilities - 0.2%
Brooklyn Union Gas Co.
4.63%, 08/05/2027 (B)	200,000	189,406
Southern California Gas Co.
4.13%, 06/01/2048	300,000	221,032

		410,438

Ground Transportation - 0.1%
DAE Funding LLC
2.63%, 03/20/2025 (B)	200,000	187,647
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	153,000	150,370

		338,017

Health Care Providers & Services - 0.7%
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	178,369
Centene Corp.
2.50%, 03/01/2031	100,000	76,917

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHRISTUS Health
4.34%, 07/01/2028	$ 200,000	$ 189,771
CVS Health Corp.
5.13%, 02/21/2030	100,000	96,199
5.25%, 01/30/2031	100,000	96,103
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B)	200,000	144,963
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	80,767
HCA, Inc.
4.13%, 06/15/2029	100,000	90,539
5.20%, 06/01/2028	100,000	96,686
Humana, Inc.
5.75%, 03/01/2028	200,000	200,739
Nationwide Children’s Hospital, Inc.
4.56%, 11/01/2052	200,000	169,287
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	144,619
Providence St. Joseph Health Obligated Group
5.40%, 10/01/2033	100,000	96,103

		1,661,062

Health Care REITs - 0.0% (G)
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033	100,000	73,202

Hotels, Restaurants & Leisure - 0.1%
Marriott International, Inc.
2.85%, 04/15/2031	100,000	80,630
Sands China Ltd.
4.30%, 01/08/2026	300,000	280,312

		360,942

Industrial REITs - 0.0% (G)
Rexford Industrial Realty LP
5.00%, 06/15/2028	100,000	95,633

Insurance - 0.2%
Equitable Financial Life Global Funding
5.50%, 12/02/2025 (B)	100,000	98,540
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	81,329
Liberty Mutual Group, Inc.
5.50%, 06/15/2052 (B)	200,000	171,231
Willis North America, Inc.
4.65%, 06/15/2027	200,000	191,511

		542,611

Interactive Media & Services - 0.0% (G)
Meta Platforms, Inc.
5.60%, 05/15/2053	100,000	94,553

IT Services - 0.1%
CGI, Inc.
2.30%, 09/14/2031	200,000	150,159

Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	275,294
4.80%, 03/01/2050	200,000	139,613
Comcast Corp.
2.94%, 11/01/2056	941,000	535,385

		950,292

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	$ 200,000	$ 185,263

Oil, Gas & Consumable Fuels - 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	166,107
Cheniere Energy Partners LP
5.95%, 06/30/2033 (B)	100,000	96,447
Enbridge, Inc.
5.70%, 03/08/2033	100,000	95,827
Energy Transfer LP
4.75%, 01/15/2026	400,000	389,236
7.50%, 07/01/2038	50,000	52,473
Enterprise Products Operating LLC
3.20%, 02/15/2052	230,000	146,805
Kinder Morgan, Inc.
7.75%, 01/15/2032	100,000	108,468
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	196,817
Ovintiv, Inc.
7.10%, 07/15/2053	100,000	99,169
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	120,000	103,542
Santos Finance Ltd.
6.88%, 09/19/2033 (B)	100,000	97,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	100,000	84,148
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	103,746
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	9,645

		1,750,268

Passenger Airlines - 0.4%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	139,458	124,800
3.25%, 04/15/2030	69,677	59,620
3.50%, 08/15/2033	72,913	59,163
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	132,128	121,445
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	58,738	53,285
United Airlines Pass-Through Trust
2.88%, 04/07/2030	212,778	187,513
3.10%, 01/07/2030 - 04/07/2030	281,118	244,529

		850,355

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	492,903

Professional Services - 0.2%
Global Payments, Inc.
4.95%, 08/15/2027	300,000	288,417
Moody’s Corp.
3.10%, 11/29/2061	200,000	115,995

		404,412

Residential REITs - 0.2%
Essex Portfolio LP
4.00%, 03/01/2029	300,000	272,550
NNN REIT, Inc.
4.80%, 10/15/2048	300,000	231,911

		504,461

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	$ 100,000	$ 71,827
Marvell Technology, Inc.
5.75%, 02/15/2029	100,000	99,109
Micron Technology, Inc.
6.75%, 11/01/2029	100,000	101,528

		272,464

Software - 0.5%
Open Text Corp.
6.90%, 12/01/2027 (B)	200,000	200,464
Oracle Corp.
2.95%, 05/15/2025	760,000	726,709
4.90%, 02/06/2033	200,000	184,543

		1,111,716

Specialized REITs - 0.4%
American Tower Corp.
2.10%, 06/15/2030	100,000	77,810
4.00%, 06/01/2025	760,000	735,948
5.55%, 07/15/2033	100,000	95,322

		909,080

Tobacco - 0.0% (G)
Philip Morris International, Inc.
5.38%, 02/15/2033	100,000	94,814

Wireless Telecommunication Services - 0.2%
T-Mobile USA, Inc.
5.05%, 07/15/2033	100,000	92,805
6.00%, 06/15/2054	300,000	285,667

		378,472

Total Corporate Debt Securities (Cost $34,798,327)		30,982,293

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Canada - 0.2%
Province of Quebec
2.50%, 04/20/2026	600,000	562,846

Dominican Republic - 0.1%
Dominican Republic International Bonds
4.88%, 09/23/2032 (B)	200,000	162,347

Indonesia - 0.1%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/2027 (B)	200,000	192,747

Italy - 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026 (B)	200,000	196,206

Japan - 0.3%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	800,000	798,272

Mexico - 0.1%
Mexico Government International Bonds
6.34%, 05/04/2053	200,000	182,177
Mexico Udibonos
Series S, 2.75%, 11/27/2031	MXN 1,259,336	60,672

		242,849

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Panama - 0.1%
Panama Government International Bonds
6.88%, 01/31/2036	$ 200,000	$ 200,527

Romania - 0.2%
Romania Government International Bonds
2.75%, 04/14/2041 (B)	EUR 200,000	123,795
5.50%, 09/18/2028 (B)	200,000	209,071
6.38%, 09/18/2033 (B)	200,000	207,930

		540,796

Serbia - 0.1%
Serbia International Bonds
6.25%, 05/26/2028 (B)	$ 200,000	196,000

Total Foreign Government Obligations (Cost $3,322,500)		3,092,590

LOAN ASSIGNMENT - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (H), 10/15/2038 (I)	156,134	136,102

Total Loan Assignment (Cost $154,375)		136,102

MORTGAGE-BACKED SECURITIES - 1.8%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	34,156	31,551
Ashford Hospitality Trust
Series 2018-ASHF, Class A,
1-Month Term SOFR + 1.07%, 6.41% (A), 04/15/2035 (B)	123,629	121,392
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month Term SOFR + 1.10%, 6.43% (A), 04/15/2036 (B)	300,000	297,705
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
4.60% (A), 09/25/2035	75,411	45,559
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month Term SOFR + 1.34%, 6.67% (A), 02/15/2039 (B)	200,000	196,593
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month Term SOFR + 0.67%, 5.71% (A), 05/25/2037	94,010	88,764
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.94% (A), 04/10/2033 (B)	300,000	267,849
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
4.77% (A), 11/25/2034	21,517	20,482
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month Term SOFR + 1.26%, 6.60% (A), 10/15/2043 (B)	100,000	93,218

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month Term SOFR + 1.19%, 6.53% (A), 07/15/2038 (B)	$ 285,146	$ 282,730
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
4.19% (A), 07/19/2035	18,554	13,323
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	400,000	375,484
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (I)	204,731	183,131
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	54,890	51,674
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month Term SOFR + 0.79%, 6.11% (A), 04/25/2028	38,159	35,788
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	73,961	68,600
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	474,716
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month Term SOFR + 0.63%, 5.95% (A), 05/25/2035	5,362	5,137
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	346,660
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	220,358	203,478
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	92,443	84,689
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month Term SOFR + 1.21%, 6.54% (A), 11/15/2038 (B)	300,000	267,000
Towd Point Mortgage Funding - Granite4 PLC
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 6.30% (A), 10/20/2051 (B)	GBP 221,619	270,623
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
12-MTA + 1.05%, 5.67% (A), 08/25/2046	$ 190,683	151,866
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	380,753

Total Mortgage-Backed Securities (Cost $4,847,197)		4,358,765

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 0.2%
California - 0.1%
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	$ 150,000	$ 170,802

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	167,854

Pennsylvania - 0.0% (G)
Commonwealth Financing Authority, Revenue Bonds,
Series A,
2.99%, 06/01/2042	200,000	139,481

Total Municipal Government Obligations (Cost $598,395)		478,137

U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.4%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	136,746	128,409
5.50%, 02/01/2053	317,567	307,221
6.00%, 01/01/2053	1,144,697	1,131,991
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.34% (A), 04/25/2028	600,000	552,704
Federal Home Loan Mortgage Corp. REMICS
3.50%, 01/15/2048	733,543	605,076
1-Month SOFR Average + 0.46%, 4.83% (A), 01/15/2038	147,987	143,015
1-Month SOFR Average + 0.51%, 5.83% (A), 02/15/2041 - 09/15/2045	340,103	330,922
Federal Home Loan Mortgage Corp. REMICS, Interest Only STRIPS
0.00% (A), 01/15/2038	147,987	6,525
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month SOFR Average + 5.78%, 0.46% (A), 09/15/2043	196,630	12,841
Federal National Mortgage Association
3.50%, 06/01/2045	50,338	44,284
4.00%, 09/01/2050	1,407,021	1,262,585
4.50%, 03/01/2039 - 07/01/2053	2,077,142	1,910,994
5.50%, 04/01/2053 - 07/01/2053	2,367,074	2,290,160
Federal National Mortgage Association REMICS
1-Month SOFR Average + 0.66%, 5.98% (A), 02/25/2041	23,292	23,188
Federal National Mortgage Association REMICS, Interest Only STRIPS
3.00%, 03/25/2028	70,089	3,173
Government National Mortgage Association
4.50%, 11/20/2052	194,172	179,496
Government National Mortgage Association REMICS
1-Month Term SOFR + 0.91%, 6.23% (A), 05/20/2066 - 06/20/2066	695,296	690,668
Government National Mortgage Association, TBA
Zero Coupon, 11/20/2053 (J)	2,000,000	1,697,813
4.00%, 11/20/2053 (J)	700,000	631,476

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Tagua Leasing LLC
1.58%, 11/16/2024	$ 11,391	$ 11,092
Tennessee Valley Authority
3.88%, 03/15/2028	400,000	386,116
Uniform Mortgage-Backed Security, TBA
Zero Coupon, 11/01/2053 (J)	2,600,000	2,573,033
3.00%, 11/01/2053 (J)	6,000,000	4,974,375
3.50%, 11/01/2053 (J)	1,200,000	1,034,250
4.00%, 11/01/2053 (J)	5,400,000	4,818,234
4.50%, 10/01/2053 - 11/01/2053 (J)	4,300,000	3,951,008
5.50%, 11/01/2053 (J)	2,800,000	2,707,031

Total U.S. Government Agency Obligations (Cost $33,598,695)		32,407,680

U.S. GOVERNMENT OBLIGATIONS - 10.8%
U.S. Treasury - 10.1%
U.S. Treasury Bonds
1.13%, 05/15/2040	680,000	389,884
1.38%, 11/15/2040 - 08/15/2050 (K)	7,420,000	4,360,987
1.75%, 08/15/2041	1,700,000	1,057,852
1.88%, 02/15/2041	3,100,000	1,998,168
1.88%, 02/15/2051 (K)	70,000	39,159
2.00%, 11/15/2041	1,900,000	1,231,957
2.25%, 08/15/2049 (K)	70,000	43,507
2.25%, 02/15/2052	200,000	122,539
2.38%, 02/15/2042	900,000	621,598
2.88%, 11/15/2046 (K)	1,200,000	860,813
2.88%, 05/15/2049 - 05/15/2052	390,000	276,553
3.00%, 02/15/2048 - 02/15/2049 (K)	2,070,000	1,511,548
3.00%, 08/15/2052	1,000,000	727,813
3.13%, 11/15/2041 - 05/15/2048 (K)	2,310,000	1,776,427
3.25%, 05/15/2042	1,800,000	1,433,320
3.38%, 08/15/2042	1,400,000	1,133,617
3.63%, 08/15/2043	600,000	500,320
3.88%, 05/15/2043 (J) (K)	1,200,000	1,042,500
4.00%, 11/15/2042 - 11/15/2052	2,020,000	1,791,291
4.38%, 05/15/2041 - 08/15/2043 (K)	3,400,000	3,188,821
4.75%, 02/15/2041	470,000	464,529

		24,573,203

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 01/15/2032	771,890	646,684
0.63%, 07/15/2032	1,052,050	916,609
1.13%, 01/15/2033	174,449	157,546

		1,720,839

Total U.S. Government Obligations (Cost $36,042,260)		26,294,042

COMMERCIAL PAPER - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Walgreens Boots Alliance, Inc.
6.17% (L), 10/03/2023 (B)	400,000	399,739

Total Commercial Paper (Cost $399,798)		399,739

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 0.1%
U.S. Treasury Bills
5.42% (L), 11/09/2023 (M)	264,000	262,526

Total Short-Term U.S. Government Obligation (Cost $262,451)		262,526

	Principal	Value
REPURCHASE AGREEMENTS - 61.7%
BNP Paribas SA, 5.32% (L), dated 09/29/2023, to be repurchased at $62,127,531 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 05/15/2030, and with a value of $63,488,294.	$ 62,100,000	$ 62,100,000
Fixed Income Clearing Corp., 2.50% (L), dated 09/29/2023, to be repurchased at $7,399,766 on 10/02/2023. Collateralized by a U.S. Government Obligation, 0.88%, due 09/30/2026, and with a value of $7,546,221.	7,398,225	7,398,225
Royal Bank of Canada, 5.36% (L), dated 09/29/2023, to be repurchased at $80,035,733 on 10/02/2023. Collateralized by a U.S. Government Obligation, 2.63%, due 04/15/2025, and with a value of $81,657,247.	80,000,000	80,000,000

Total Repurchase Agreements (Cost $149,498,225)		149,498,225

Total Investments Excluding Options Purchased (Cost $270,057,461)		254,327,885
Total Options Purchased - 1.2% (Cost $3,541,531)		3,029,607

Total Investments Before Securities Sold Short (Cost $273,598,992)		257,357,492

	Principal	Value

TBA SHORT COMMITMENTS - (2.0)%
U.S. GOVERNMENT AGENCY OBLIGATION - (2.0)%
Uniform Mortgage-Backed Security, TBA
Zero Coupon, 10/01/2052 (J)	$ (2,000,000)	$ (1,837,344)
4.50%, 11/01/2053 (J)	(1,100,000)	(1,010,883)
5.50%, 10/01/2053 (J)	(2,000,000)	(1,934,062)

Total U.S. Government Agency Obligations (Proceeds $(4,878,469))		(4,782,289)

Total TBA Short Commitments (Proceeds $(4,878,469))		(4,782,289)

Net Other Assets (Liabilities), Net of Securities Sold Short - (4.1)%		(10,097,756)

Net Assets - 100.0%		$ 242,477,447

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENT - (0.6)% (N)

BofA Securities, Inc., 0.99% (L), dated 09/29/2023, to be repurchased at $(1,409,884) on 10/02/2023. Collateralized by a U.S. Government Obligation, 4.38%, due 08/15/2043, and with a value of $(1,408,069).

	$ (1,410,000)	$ (1,409,961)

Total Reverse Repurchase Agreement	$ (1,410,000)	$ (1,409,961)

OVER-THE-COUNTER OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	MSC	USD	3,750.00	06/21/2024	USD	171,093,195	399	$3,541,531	$3,029,607

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.75%	10/10/2023	USD	200,000	$(790)	$(6)
Call - 10-Year	GSB	1-Year USD-SOFR	Receive	3.82	10/18/2023	USD	200,000	(686)	(84)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.15	10/10/2023	USD	200,000	(790)	(2,404)
Put - 10-Year	GSB	1-Year USD-SOFR	Pay	4.22	10/18/2023	USD	200,000	(686)	(2,044)

Total								$(2,952)	$(4,538)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(2,952)	$(4,538)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023 (P)	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T, Inc.	1.00%	Quarterly	06/20/2028	1.04%	USD	200,000	$(212)	$(1,114)	$902
General Motors Co.	5.00	Quarterly	06/20/2028	1.73	USD	100,000	13,464	13,910	(446)

Total							$13,252	$12,796	$456

Credit Default Swap Agreements on Credit Indices – Sell Protection (O)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (Q)		Value (R)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 40	1.00%	Quarterly	12/20/2028	USD	300,000	$(16,358)	$(14,833)	$(1,525)
North America Investment Grade Index - Series 40	1.00	Quarterly	06/20/2028	USD	800,000	10,733	6,058	4,675
North America Investment Grade Index - Series 41	1.00	Quarterly	12/20/2028	USD	3,500,000	42,532	45,284	(2,752)

Total						$36,907	$36,509	$398

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS (continued):

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(9,079)	$—	$(9,079)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(31,431)	261	(31,692)
3-Month USD-SOFR	Pay	1.49	Semi-Annually/Quarterly	06/23/2031	USD	700,000	140,047	—	140,047
3-Month USD-SOFR	Pay	2.00	Semi-Annually/Quarterly	12/15/2051	USD	800,000	307,387	(25,662)	333,049
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	363,309	(35,696)	399,005
12-Month USD-SOFR	Receive	3.47	Annually	02/22/2030	USD	1,000,000	(56,259)	—	(56,259)
12-Month USD-SOFR	Receive	3.75	Annually	07/12/2033	USD	100,000	(4,458)	—	(4,458)
12-Month USD-SOFR	Receive	3.76	Annually	08/23/2033	USD	200,000	(8,475)	—	(8,475)
12-Month USD-SOFR	Receive	3.95	Annually	09/13/2033	USD	300,000	(7,879)	—	(7,879)
12-Month USD-SOFR	Receive	4.17	Annually	09/27/2033	USD	200,000	(1,690)	—	(1,690)

Total							$691,472	$(61,097)	$752,569

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	28	12/29/2023	$5,693,662	$5,675,906	$—	$(17,756)
10-Year U.S. Treasury Notes	118	12/19/2023	12,970,949	12,751,375	—	(219,574)
E-Mini Russell 2000® Index	134	12/15/2023	12,557,135	12,050,620	—	(506,515)
MSCI EAFE Index	357	12/15/2023	37,673,301	36,440,775	—	(1,232,526)
S&P 500® E-Mini Index	669	12/15/2023	151,263,157	144,687,975	—	(6,575,182)

Total					$—	$(8,551,553)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Notes	(26)	12/29/2023	$(2,756,575)	$(2,739,344)	$17,231	$—
10-Year Japan Government Bonds	(3)	12/13/2023	(2,931,948)	(2,910,064)	21,884	—
10-Year U.S. Treasury Bonds	(159)	12/19/2023	(18,254,981)	(17,738,438)	516,543	—

Total					$555,658	$—

Total Futures Contracts					$555,658	$(8,551,553)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	10/03/2023	USD	43,727	DKK	299,149	$1,315	$—
BNP	10/03/2023	USD	424,754	EUR	398,000	3,917	—
BNP	10/03/2023	USD	500,748	GBP	395,000	18,800	—
BNP	10/03/2023	EUR	1,677,000	USD	1,777,117	—	(3,894)
BNP	10/03/2023	GBP	395,000	USD	480,429	1,518	—
BNP	11/02/2023	USD	1,779,295	EUR	1,677,000	3,867	—
BNP	11/02/2023	USD	480,512	GBP	395,000	—	(1,525)
BNP	11/02/2023	AUD	241,628	USD	156,750	—	(1,210)
BNP	11/15/2023	JPY	102,593,611	USD	720,358	—	(28,556)
BNP	12/20/2023	USD	389,000	TWD	12,271,119	4,953	—
BOA	10/03/2023	USD	40,188	DKK	274,607	1,255	—
BOA	10/03/2023	AUD	104,072	USD	67,425	—	(505)
BOA	10/03/2023	DKK	279,004	USD	39,508	48	—
BOA	10/16/2023	USD	37,468	MXN	664,000	—	(529)
BOA	11/02/2023	USD	39,508	DKK	278,570	—	(48)
BOA	12/20/2023	INR	3,583,121	USD	43,046	—	(57)

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BOA	03/26/2024	USD	177,762	CNH	1,286,337	$—	$(289)
CITI	10/03/2023	USD	157,065	BRL	762,483	5,449	—
CITI	10/03/2023	BRL	762,326	USD	155,936	—	(4,351)
CITI	11/03/2023	BRL	765,514	USD	157,003	—	(5,425)
CITI	11/07/2023	USD	176,775	PEN	657,178	3,644	—
CITI	11/15/2023	NOK	1,670,000	USD	156,488	—	(166)
CITI	12/14/2023	MXN	3,165	USD	183	—	(3)
DUB	10/03/2023	AUD	138,928	USD	90,307	—	(974)
GSB	10/16/2023	USD	11,423	MXN	199,000	36	—
GSB	12/14/2023	MXN	2,443,336	USD	140,842	—	(2,419)
HSBC	10/03/2023	USD	603,042	CAD	814,000	3,716	—
HSBC	10/03/2023	USD	1,382,842	EUR	1,279,000	30,455	—
HSBC	10/03/2023	CAD	813,994	USD	601,982	—	(2,660)
HSBC	11/02/2023	USD	601,982	CAD	813,666	2,653	—
HSBC	03/20/2024	IDR	1,316,019,244	USD	85,370	—	(264)
JPM	10/03/2023	DKK	294,664	USD	41,661	115	—
JPM	11/02/2023	USD	41,661	DKK	294,206	—	(116)
JPM	12/20/2023	INR	4,839,265	USD	57,988	70	—
JPM	03/20/2024	IDR	1,080,452,098	USD	69,982	—	(109)
JPM	03/26/2024	USD	117,692	CNH	848,653	224	—
SCB	12/20/2023	INR	4,518,152	USD	54,234	—	(28)
SCB	03/26/2024	USD	93,075	CNH	673,816	—	(193)

Total						$82,035	$(53,321)

INVESTMENT VALUATION:

Valuation Inputs (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$6,417,786	$—	$6,417,786
Corporate Debt Securities	—	30,982,293	—	30,982,293
Foreign Government Obligations	—	3,092,590	—	3,092,590
Loan Assignment	—	136,102	—	136,102
Mortgage-Backed Securities	—	4,358,765	—	4,358,765
Municipal Government Obligations	—	478,137	—	478,137
U.S. Government Agency Obligations	—	32,407,680	—	32,407,680
U.S. Government Obligations	—	26,294,042	—	26,294,042
Commercial Paper	—	399,739	—	399,739
Short-Term U.S. Government Obligation	—	262,526	—	262,526
Repurchase Agreements	—	149,498,225	—	149,498,225
Over-the-Counter Options Purchased	3,029,607	—	—	3,029,607

Total Investments	$3,029,607	$254,327,885	$—	$257,357,492

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$66,729	$—	$66,729
Centrally Cleared Interest Rate Swap Agreements	—	810,743	—	810,743
Futures Contracts (T)	555,658	—	—	555,658
Forward Foreign Currency Contracts (T)	—	82,035	—	82,035

Total Other Financial Instruments	$555,658	$959,507	$—	$1,515,165

LIABILITIES
Securities Sold Short
U.S. Government Agency Obligation	$—	$(4,782,289)	$—	$(4,782,289)

Total Securities Sold Short	$—	$(4,782,289)	$—	$(4,782,289)

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

INVESTMENT VALUATION (continued):

Valuation Inputs (continued) (S)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(1,409,961)	$—	$(1,409,961)
Over-the-Counter Interest Rate Swaptions Written	—	(4,538)	—	(4,538)
Centrally Cleared Credit Default Swap Agreements	—	(16,570)	—	(16,570)
Centrally Cleared Interest Rate Swap Agreements	—	(119,271)	—	(119,271)
Futures Contracts (T)	(8,551,553)	—	—	(8,551,553)
Forward Foreign Currency Contracts (T)	—	(53,321)	—	(53,321)

Total Other Financial Instruments	$(8,551,553)	$(1,603,661)	$—	$(10,155,214)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the total value of 144A securities is $19,302,508, representing 8.0% of the Portfolio’s net assets.
(C)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2023, the total value of Regulation S securities is $676,165, representing 0.3% of the Portfolio’s net assets.
(D)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of September 30, 2023; the maturity dates disclosed are the ultimate maturity dates.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At September 30, 2023, the value of this security is $128,380, representing 0.1% of the Portfolio’s net assets.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Fixed rate loan commitment at September 30, 2023.
(I)	Fair valued as determined in good faith in accordance with procedures established by the Board. At September 30, 2023, the total value of securities is $319,233, representing 0.1% of the Portfolio’s net assets.
(J)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after September 30, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(K)

Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended September 30, 2023 was $68,617 at a weighted average interest rate of 4.90%.

(L)	Rates disclosed reflect the yields at September 30, 2023.
(M)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $262,526.
(N)	The average amount of reverse repurchase agreements outstanding during the period ended September 30, 2023 was $23,368,875 at a weighted average interest rate of 3.71%.
(O)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(P)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(Q)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(R)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(S)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(T)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

CURRENCY ABBREVIATIONS (continued):

MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Sol
TWD	Taiwan New Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

CDOR	Canadian Dollar Offered Rate
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
MTA	Month Treasury Average
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Reverse repurchase agreements: Reverse repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 14